K&L | GATES                       Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street, NW
                                  Washington, D.C.  20006-1600

                                  T 202.778.9000      www.klgates.com



February 27, 2008                 Jennifer R. Gonzalez
                                  D 202.778.9286
                                  F 202.778.9100
                                  jennifer.gonzalez@klgates.com


VIA EDGAR
---------
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  Highland Credit Strategies Fund
              Registration Statement on Form N-14
              -----------------------------------

Dear Sir or Madam:

      On behalf of Highland Credit Strategies Fund (the "Acquiring Fund"), transmitted herewith for filing is a registration statement for the Acquiring
Fund on Form N-14 (the "Registration Statement"). The Registration Statement includes a Notice of Joint Special Meeting of Stockholders for Prospect Street High Income Portfolio Inc. and Prospect Street Income Shares Inc. (each an "Acquired Fund," and together with the Acquiring Fund, the "Funds"), a Joint Proxy Statement for Acquired Funds, a Prospectus for the Acquiring Fund and forms of proxies relating to the Joint Special Meeting of Stockholders of the Acquired Funds (the "Stockholder Meeting"). At the Stockholder Meeting, the stockholders of each Acquired Fund will be asked to approve an Agreement and Plan of Reorganization pursuant to which the participating Acquired Fund would transfer its assets to the Acquiring Fund in exchange for common shares of beneficial interest of the Acquiring Fund (and cash in lieu of certain fractional shares) and the assumption by the Acquiring Fund of the participating Acquired Fund's liabilities and the participating Acquired Fund would dissolve under applicable state law.

      This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Acquiring Fund.

      We would appreciate comments as soon as possible. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.


                                        Sincerely,

                                        /s/ Jennifer R. Gonzalez

                                        Jennifer R. Gonzalez


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